Trade and other receivables (Schedule of detailed information about trade and other receivables explanatory) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current
Trade receivables	$ 87,332	$ 102,112
Statutory receivables	16,543	12,764
Other receivables	2,119	2,277
Total current trade and other receivables	105,994	117,153
Non-current
Taxes receivable	17,669	17,199
Receivable from joint venture partners	0	20,404
Other receivables	1,595	1,518
Trade and other non-current receivables	19,264	39,121
Trade and other receivables	$ 125,258	$ 156,274